Subsequent Events (Details) - USD ($)			1 Months Ended	12 Months Ended
	Nov. 08, 2023	Jul. 20, 2023	Jan. 21, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Apr. 30, 2023	Feb. 28, 2023
Subsequent Events (Details) [Line Items]
Rental fee				$ 8,600
Price per share							$ 5,490	$ 81,800
Number of shares issued			400,000
Purchase price per share			$ 40
Gross proceeds				$ 510,000	$ 31,000	$ 5,200,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Shares issued		6,400,000
Price per share		$ 1.25
Total consideration		$ 8,000,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds	$ 280,000,000,000
Forecast [Member] | Common Class A [Member]
Subsequent Events (Details) [Line Items]
Price per share	$ 0.04
Number of shares issued	1,120,000
Purchase price per share	$ 0.25